First Trust New Opportunities MLP & Energy Fund (FPL)
Portfolio of Investments
January 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 63.0%
	Construction & Engineering – 0.6%
7,400	Quanta Services, Inc. (a)	$1,126,206
	Electric Utilities – 12.1%
32,400	Alliant Energy Corp. (a)	1,750,572
35,270	American Electric Power Co., Inc.	3,313,969
13,933	Constellation Energy Corp. (a)	1,189,321
4,800	Duke Energy Corp.	491,760
7,300	Emera, Inc. (CAD) (b)	290,672
247,250	Enel S.p.A., ADR	1,441,468
20,200	Eversource Energy (b)	1,663,066
65,800	Exelon Corp. (a)	2,776,102
4,400	Fortis, Inc. (CAD) (b)	180,788
6,200	Iberdrola S.A., ADR	291,400
12,700	IDACORP, Inc.	1,343,787
13,480	NextEra Energy, Inc.	1,006,012
6,490	Orsted A/S, ADR	191,520
58,520	PPL Corp.	1,732,192
31,080	Southern (The) Co.	2,103,495
14,800	Xcel Energy, Inc.	1,017,796
		20,783,920
	Energy Equipment & Services – 0.8%
133,800	Archrock, Inc. (b)	1,325,958
	Gas Utilities – 8.2%
223,620	AltaGas Ltd. (CAD) (b)	4,181,478
17,900	Atmos Energy Corp.	2,103,966
67,400	National Fuel Gas Co. (b)	3,913,244
35,670	New Jersey Resources Corp.	1,780,647
19,200	ONE Gas, Inc.	1,581,312
12,840	UGI Corp.	511,417
		14,072,064
	Independent Power & Renewable Electricity Producers – 1.3%
37,300	AES (The) Corp. (b)	1,022,393
33,390	Clearway Energy, Inc., Class A (b)	1,070,149
8,000	EDP Renovaveis S.A. (EUR) (c)	174,009
		2,266,551
	Multi-Utilities – 7.4%
60,000	Atco Ltd., Class I (CAD) (b)	1,909,286
57,670	CenterPoint Energy, Inc. (b)	1,737,020
16,450	CMS Energy Corp. (b)	1,039,475
17,380	DTE Energy Co. (b)	2,022,511
54,370	Public Service Enterprise Group, Inc. (a)	3,367,134
14,400	Sempra Energy (a)	2,308,752
3,130	WEC Energy Group, Inc.	294,189
		12,678,367
	Oil, Gas & Consumable Fuels – 32.2%
93,600	BP PLC, ADR (a)	3,391,128
9,410	Cheniere Energy, Inc. (a)	1,437,754
113,098	DT Midstream, Inc. (b)	6,181,937
103,085	Enbridge, Inc. (a)	4,223,392
130,664	Keyera Corp. (CAD) (b)	2,980,461
363,998	Kinder Morgan, Inc. (b)	6,661,163
100,006	ONEOK, Inc. (a) (b)	6,848,411

First Trust New Opportunities MLP & Energy Fund (FPL)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
53,000	Shell PLC, ADR	$3,116,930
45,500	Targa Resources Corp. (b)	3,413,410
75,109	TC Energy Corp. (a)	3,240,202
58,800	TotalEnergies SE, ADR	3,647,952
320,178	Williams (The) Cos., Inc. (a)	10,322,539
		55,465,279
	Semiconductors & Semiconductor Equipment – 0.1%
800	Enphase Energy, Inc. (d)	177,104
	Water Utilities – 0.3%
3,200	American Water Works Co., Inc.	500,768
	Total Common Stocks	108,396,217
	(Cost $104,994,715)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS – 59.5%
	Chemicals – 3.1%
210,988	Westlake Chemical Partners, L.P. (b)	5,392,853
	Energy Equipment & Services – 0.4%
31,000	USA Compression Partners, L.P.	641,700
	Gas Utilities – 0.8%
88,500	Suburban Propane Partners, L.P. (b)	1,396,530
	Independent Power & Renewable Electricity Producers – 1.6%
37,319	NextEra Energy Partners, L.P. (b) (e)	2,735,483
	Oil, Gas & Consumable Fuels – 53.6%
217,269	Cheniere Energy Partners, L.P. (b)	11,856,369
1,232,960	Energy Transfer, L.P. (b)	16,373,709
100,000	EnLink Midstream, LLC (b) (e)	1,272,000
692,564	Enterprise Products Partners, L.P. (b)	17,729,639
253,830	Hess Midstream, L.P., Class A (b) (e)	7,838,270
171,190	Holly Energy Partners, L.P. (b)	3,228,643
320,819	Magellan Midstream Partners, L.P. (b)	17,131,735
245,000	MPLX, L.P. (b)	8,555,400
519,720	Plains All American Pipeline, L.P. (b)	6,475,711
41,070	TXO Energy Partners, L.P. (d)	919,968
35,000	Western Midstream Partners, L.P. (b)	945,700
		92,327,144
	Total Master Limited Partnerships	102,493,710
	(Cost $74,492,059)
	Total Investments – 122.5%	210,889,927
	(Cost $179,486,774)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.2)%
(324)	Alliant Energy Corp.	$(1,750,572)	$57.50	03/17/23	(12,960)
(936)	BP PLC, ADR	(3,391,128)	38.00	02/17/23	(24,336)
(94)	Cheniere Energy, Inc.	(1,436,226)	165.00	03/17/23	(28,952)
(139)	Constellation Energy Corp.	(1,186,504)	90.00	03/17/23	(31,275)
(1,030)	Enbridge, Inc.	(4,219,910)	42.50	02/17/23	(13,390)

First Trust New Opportunities MLP & Energy Fund (FPL)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN (Continued)
(658)	Exelon Corp. (c)	$(2,776,102)	$46.00	02/17/23	$(3,290)
(830)	ONEOK, Inc.	(5,683,840)	75.00	03/17/23	(33,200)
(543)	Public Service Enterprise Group, Inc.	(3,362,799)	65.00	02/17/23	(7,059)
(74)	Quanta Services, Inc.	(1,126,206)	150.00	02/17/23	(38,480)
(144)	Sempra Energy	(2,308,752)	170.00	03/17/23	(20,880)
(751)	TC Energy Corp.	(3,239,814)	45.00	03/17/23	(45,060)
(1,600)	Williams (The) Cos., Inc.	(5,158,400)	35.00	02/17/23	(8,000)
(1,601)	Williams (The) Cos., Inc.	(5,161,624)	34.00	03/17/23	(64,040)
	Total Call Options Written				(330,922)
	(Premiums received $463,414)

Outstanding Loan – (24.9)%	(42,900,000)
Net Other Assets and Liabilities – 2.6%	4,499,668
Net Assets – 100.0%	$172,158,673

(a)	All or a portion of this security’s position represents cover for outstanding options written.
(b)	All or a portion of this security serves as collateral on the outstanding loan. At January 31, 2023, the segregated value of these securities amounts to $101,052,449.
(c)	This investment is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Fund’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At January 31, 2023, securities noted as such are valued at $170,719 or 0.1% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(d)	Non-income producing security.
(e)	This security is taxed as a “C” corporation for federal income tax purposes.

ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust New Opportunities MLP & Energy Fund (FPL)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of January 31, 2023 is as follows:
ASSETS TABLE
	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Independent Power & Renewable Electricity Producers	$ 2,266,551	$ 2,092,542	$ 174,009	$ —
Other Industry Categories*	106,129,666	106,129,666	—	—
Master Limited Partnerships*	102,493,710	102,493,710	—	—
Total Investments	$ 210,889,927	$ 210,715,918	$ 174,009	$—

LIABILITIES TABLE
	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (330,922)	$ (306,752)	$ (24,170)	$ —

*	See Portfolio of Investments for industry breakout.